TRANSFER OF FINANCIAL ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Personal loans securitized
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	$ 1,614,099	$ 1,184,669
Liabilities	849,775	827,152
Transfers of receivables with recourse
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	$ 30,201	217,277
Liabilities		$ 113,948